Income Taxes (Details) - Schedule of Provisions for Income Tax - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provisions For Income Tax [Abstract]
Provisions for current income tax			$ 1,428,531	$ 2,064,212
Provisions for deferred income tax			(253,508)
Income tax expense	$ 1,175,023	$ 2,064,212	$ 1,175,023	$ 2,064,212